Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
18.	Leases
Operating lease cost was $549 and $539 for the three months ended September 30, 2025 and 2024, respectively, and $1,641 and $1,620 for the nine months ended September 30, 2025 and 2024, respectively, and is included in other operating expenses on the condensed consolidated statement of operations and comprehensive income. Short-term and variable lease cost was immaterial for the nine months ended September 30, 2025 and 2024.
The following table provides supplemental balance sheet information about the Company’s leases as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Operating leases:
Right-of-use assets	$992	$2,498
Lease liability	$1,028	$2,612
Weighted-average remaining lease term:
Operating leases	0.51 years	1.18 years
Weighted-average discount rate:
Operating leases	3.07%	2.75%

Supplemental disclosure of cash flow information related to leases was as follows for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$573	$546	$1,705	$1,635
The estimated future minimum payments of operating leases as of September 30, 2025 are as follows:

Operating Leases
2025 remaining	$574
2026	447
2027	12
2028	—
2029	—
Thereafter	—

Total lease payments	1,033
Less: imputed interest	(5)

Present value of lease liabilities	$1,028

20.	Leases
Operating lease cost was $2,159 and $2,157 for the years ended December 31, 2024 and December 31, 2023 and is included in other operating expenses on the Consolidated Statement of Operations. Short-term and variable lease cost was immaterial for the years ended December 31, 2024 and December 31, 2023.
The following table provides supplemental Consolidated Balance Sheet information about the Company’s leases as of December 31, 2024 and December 31, 2023:

	December 31,
	2024	2023
Operating leases:
Right-of-use assets	$2,498	$4,500
Lease liability	$2,612	$4,641
Weighted-average remaining lease term:
Operating leases	1.18 years	2.18 years
Weighted-average discount rate:
Operating leases	$2.75%	$2.70%
Supplemental disclosure of cash flow information related to leases were as follows for the for the years ended December 31, 2024 and December 31, 2023:

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,184	$2,117

The estimated future minimum payments of operating leases as of December 31, 2024 are as follows:

Years ending	Operating Leases
2025	$2,245
2026	407
2027	—
2028	—
2029	—
Thereafter	—

Total lease payments	2,652
Less: imputed interest	(40)

Present value of lease liabilities	$2,612